Short-Term and Long-Term Financial Liabilities-Schedule of Significant Inputs (Details)	Sep. 30, 2026
Share price [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	1.8
Expected volatility [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	70
Risk-free interest rate [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	4.215
Debt discount rate / credit risk adjustment [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	25
Conversion price before amendment [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	3.86
Conversion price after amendment [Member]
Schedule of Significant Inputs [Line Items]
Debt Instrument, Measurement Input	2.47